The Company and a Summary of its Significant Accounting Policies - Assumptions Used to Estimate Fair Value of Each Option for Employees on Date of Grant (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Assumed risk-free interest rate	1.68%	2.77%
Assumed risk-free interest rate,minimum			1.68%	2.46%	2.46%	1.92%
Assumed risk-free interest rate,maximum			2.50%	2.94%	3.00%	2.08%
Assumed volatility	73.50%	77.27%
Assumed volatility,minimum			73.20%	77.27%	72.30%	59.95%
Assumed volatility,maximum			73.50%	78.25%	78.25%	64.47%
Expected option term	6 years 7 days	6 years 7 days
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected option term			6 years 7 days	5 years 9 months 3 days	5 years 9 months 3 days	5 years 11 months 12 days
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected option term			6 years 29 days	6 years 14 days	6 years 14 days	6 years 21 days